INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets include patents purchased and are recorded based on their acquisition cost which consisted of the following:

	June 30, 2013 (unaudited)	December 31, 2012	Weighted average amortization period (years)
Patents	$2,986,437	$500,925	3.32
Less: accumulated amortization	(484,453)	(8,773)
	$2,501,984	$492,152

Intangible assets are comprised of patents with estimated useful lives between approximately 1 to 11 years. Once placed in service, the Company will amortize the costs of intangible assets over their estimated useful lives on a straight-line basis.  Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. The Company assesses fair market value for any impairment to the carrying values.  As of June 30, 2013 and December 31, 2012 management concluded that there was no impairment to the acquired assets.

Amortization expense for the six months ended June 30, 2013 and 2012 was $475,680 and $0, respectively. Future amortization of intangible assets, net is as follows:

2013	$588,490
2014	769,386
2015	550,145
2016	279,820
2017 and thereafter	314,143
Total	$2,501,984

On April 16, 2013, the Company through its subsidiary, Relay IP, Inc. acquired a US patent for $350,000.

On April 22, 2013, the Company acquired 10 US patents, 27 foreign patents and 1 patent pending from CyberFone Systems valued at $1,135,512 (see note 3).

In connection with a settlement and license agreement dated May 6, 2013, the Company agreed to settle and release a certain customer for past and future use of the Company’s patents. The customer agreed to assign and transfer 3 US patents and rights valued at $1,000,000 in lieu of cash payment which has been included in revenues during the six months ended June 30, 2013.

NOTE 4 – INTANGIBLE ASSETS

Intangible assets were acquired from the acquisition by the Company’s wholly owned subsidiary, Sampo and consisted of the following:

	December 31, 2012	December 31, 2011

Patent rights	$500,925	$-
Accumulated amortization	(8,773)	-
Intangible assets, net	$492,152	$-

The life of the patent rights shall be based on the expiration dates of the patent rights as follows:

US Patent 6,161,149 expires March 13, 2018 or estimated useful life of 5.33 years;

US Patent 6,772,229 expires December 1, 2019 or estimated useful life of 7.05 years; and

US Patent 8,015,495 expires November 16, 2023 or estimated useful life of 11.01 years.

The patent rights are being amortized on a straight-line basis over its respective estimated useful lives. The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2012 and 2011 management concluded that there was no impairment to the acquired assets.

The weighted average amortization period on total is approximately 7.80 years. Amortization expense for the years ended December 31, 2012 and 2011 was $8,773 and $0, respectively. Future amortization of intangible assets, net is as follows:

2013	70,186

2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408

Total	$492,152